Warrant Liability - Summary of Revaluation of Share Purchase Warrants (Details) - Warrants Issued through Rye Patch Acquisition	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Risk-free interest rate	1.60%	1.90%
Dividend rate	0.00%	0.00%
Minimum
Disclosure Of Classes Of Share Capital [Line Items]
Expected life of warrants	1 month 6 days	2 months 12 days
Annualized volatility	31.30%	25.90%
Maximum
Disclosure Of Classes Of Share Capital [Line Items]
Expected life of warrants	1 year 7 months 6 days	3 years 2 months 12 days
Annualized volatility	33.30%	45.70%